Loans, net - Disclosure Of Maturity Analysis For Financial Liabilities (Detail) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	S/ 7,720,373	S/ 5,755,201
Expected loss	1,815,491	1,446,438
30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	5,400,087	3,934,328
Expected loss	609,406	595,372
90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	16,219	1,816
Expected loss	14,888	1,583
30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	793,798	604,670
Expected loss	228,445	160,119
90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,510,269	1,214,387
Expected loss	962,752	689,364
Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	3,665,743	2,650,503
Expected loss	238,163	228,751
Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	3,155,267	2,089,059
Expected loss	60,877	60,403
Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,686	250
Expected loss	2,259	214
Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	96,517	127,264
Expected loss	7,532	5,113
Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	411,273	433,930
Expected loss	167,495	163,021
Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,969,648	2,281,875
Expected loss	1,395,778	1,088,376
Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,700,558	1,500,325
Expected loss	508,045	511,105
Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	10,295	1,356
Expected loss	9,883	1,194
Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	535,994	329,249
Expected loss	205,316	146,369
Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	722,801	450,945
Expected loss	672,534	429,708
Mortgages loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	852,959	588,155
Expected loss	80,404	57,386
Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	463,168	271,622
Expected loss	20,311	9,266
Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	546	0
Expected loss	109	0
Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	116,386	78,006
Expected loss	5,442	3,019
Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	272,859	238,527
Expected loss	54,542	45,101
Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	232,023	234,668
Expected loss	101,146	71,925
Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	81,094	73,322
Expected loss	20,173	14,598
Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,692	210
Expected loss	2,637	175
Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	44,901	70,151
Expected loss	10,155	5,618
Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	103,336	90,985
Expected loss	68,181	51,534
Stage 2 [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	6,193,885	4,538,998
Expected loss	837,851	755,491
Stage 2 [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	5,400,087	3,934,328
Expected loss	609,406	595,372
Stage 2 [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	793,798	604,670
Expected loss	228,445	160,119
Stage 2 [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	3,251,784	2,216,323
Expected loss	68,409	65,516
Stage 2 [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	3,155,267	2,089,059
Expected loss	60,877	60,403
Stage 2 [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	96,517	127,264
Expected loss	7,532	5,113
Stage 2 [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,236,552	1,829,574
Expected loss	713,361	657,474
Stage 2 [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,700,558	1,500,325
Expected loss	508,045	511,105
Stage 2 [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	535,994	329,249
Expected loss	205,316	146,369
Stage 2 [member] | Mortgages loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	579,554	349,628
Expected loss	25,753	12,285
Stage 2 [member] | Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	463,168	271,622
Expected loss	20,311	9,266
Stage 2 [member] | Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	116,386	78,006
Expected loss	5,442	3,019
Stage 2 [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	125,995	143,473
Expected loss	30,328	20,216
Stage 2 [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	81,094	73,322
Expected loss	20,173	14,598
Stage 2 [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	44,901	70,151
Expected loss	10,155	5,618
Stage 3 [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,526,488	1,216,203
Expected loss	977,640	690,947
Stage 3 [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	16,219	1,816
Expected loss	14,888	1,583
Stage 3 [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,510,269	1,214,387
Expected loss	962,752	689,364
Stage 3 [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	413,959	434,180
Expected loss	169,754	163,235
Stage 3 [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,686	250
Expected loss	2,259	214
Stage 3 [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	411,273	433,930
Expected loss	167,495	163,021
Stage 3 [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	733,096	452,301
Expected loss	682,417	430,902
Stage 3 [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	10,295	1,356
Expected loss	9,883	1,194
Stage 3 [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	722,801	450,945
Expected loss	672,534	429,708
Stage 3 [member] | Mortgages loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	273,405	238,527
Expected loss	54,651	45,101
Stage 3 [member] | Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	546	0
Expected loss	109
Stage 3 [member] | Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	272,859	238,527
Expected loss	54,542	45,101
Stage 3 [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	106,028	91,195
Expected loss	70,818	51,709
Stage 3 [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,692	210
Expected loss	2,637	175
Stage 3 [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	103,336	90,985
Expected loss	S/ 68,181	S/ 51,534